DEPOSITS AND PREPAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Deposits And Prepayments
SCHEDULE OF DEPOSITS AND PREPAYMENTS

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Rental and other deposits	$1,057,673	$1,405,523
Prepayments for events	10,220,783	13,504,731
Prepayments for purchase of ERP system	-	3,800,000
Prepaid administrative expenses	-	6,819,483

Total	$11,278,456	$25,529,737

	As of March 31,
	2024	2025
	HKD	HKD

Rental and other deposits	$290,814	$1,057,673
Prepayments for events	-	10,220,783
	$290,814	$11,278,456